INCOME TAXES - Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Income (loss) before income tax	€ (85,596)	€ 40,732	€ 1,667
Corporation tax rate	29.125%	29.125%	29.125%
Expected income tax income (expense)	€ 24,930	€ (11,863)	€ (485)
Tax rate differences	48	891	911
Non-deductible expenses	(105)	(79)	(573)
Tax -free income	1,064	1,263	495
Trade tax deductions	1	(116)	(269)
Trade tax additions	(29)
Tax effects from withholding tax	(1)	(166)	(370)
Tax effects from capital gains tax	(14)
Tax effects from prior years	(10)	488	642
Permanent differences resulting from the statement of financial position	(19,398)	2,912	(8)
Loss utilisation of previously not recognized tax loss carryforwards	(410)		1,152
Change in valuation allowance from temporary differences and tax loss carryforwards	(4,032)	3,598	927
Non-recognition or Utilization of unrecognized interest carryforwards.	(555)	333	(957)
Other reconciling items	4	(38)	460
Income tax as per statement of profit or loss	€ 1,492	€ (2,778)	€ 1,924
Effective tax rate in %	1.74%	6.82%	(115.46%)